Pension Benefit Plans - (Benefit Payments That Reflect Expected Future Service) (Details) - Defined benefit pension plans $ in Millions	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments, next 12 months	$ 5.9
Expected future benefit payments, in year two	5.7
Expected future benefit payments, in year three	5.6
Expected future benefit payments, in year four	5.5
Expected future benefit payments, in year five	5.6
Expected future benefit payments, therafter	$ 29.0